Basis of presentation	6 Months Ended
Sep. 30, 2019
Basis of presentation
1. Basis of presentation
Mizuho Financial Group, Inc. (“MHFG”) is a joint stock corporation with limited liability under the laws of Japan. MHFG, through its subsidiaries (“the MHFG Group”, or “the Group”), provides domestic and international financial services in Japan and other countries. For a discussion of the Group’s segment information, see Note 20 “Business segment information”.
MHFG and its domestic subsidiaries as well as its foreign subsidiaries maintain their accounting records in accordance with the accounting standards of Japan and those standards of the countries in which they are domiciled. Certain adjustments and reclassifications have been incorporated in the accompanying consolidated financial statements to conform them to the accounting principles generally accepted in the United States of America (“U.S. GAAP”). The consolidated financial statements are stated in Japanese yen, the currency of the country in which MHFG is incorporated and principally operates.
The accompanying consolidated financial statements include the accounts of MHFG and its subsidiaries. MHFG’s interim financial reporting period ends on September 30 and certain subsidiaries’ interim financial reporting periods end on June 30. The effect on the MHFG Group’s consolidated financial statements of all material events occurring at these subsidiaries through the date of each of the periods presented in the consolidated financial statements has been considered for adjustment and/or disclosure. When determining whether to consolidate investee entities, the MHFG Group performs an analysis of the facts and circumstances of the particular relationships between the MHFG Group and the investee entities as well as the ownership of voting shares. The consolidated financial statements also include the accounts of VIEs for which MHFG or its subsidiaries have been determined to be the primary beneficiary in accordance with the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 810, “Consolidation” (“ASC 810”). All significant intercompany transactions and balances have been eliminated upon consolidation. The MHFG Group accounts for investments in entities over which it has significant influence by using the equity method of accounting. These investments are included in Other investments and the Group’s proportionate share of income or loss is included in Equity in earnings (losses) of equity method investees—net.
Certain comparative amounts for the prior period have been reclassified in order to conform to the current period’s presentation.
The unaudited consolidated financial statements should be read in conjunction with the audited financial statements and related notes thereto included in the annual financial statements for the fiscal year ended March 31, 2019.
Certain financial information that is normally included in annual financial statements prepared in accordance with U.S. GAAP, but is not required for interim reporting purposes, has been condensed or omitted.
Use of estimates
The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect reported amounts and related disclosures. Specific areas, among others, requiring the application of management’s estimates and judgment include assumptions pertaining to the allowance for loan losses, allowance for losses on off-balance-sheet
instruments, valuation of deferred tax assets, valuation of derivative financial instruments, valuation of investments and valuation of pension and other employee benefits. Actual results could differ from estimates and assumptions made. The financial statements reflect all normal and recurring adjustments that are, in the opinion of management, necessary for a fair presentation of the results for the interim periods.

Leases
The MHFG Group, as a lessee, recognizes liabilities to make lease payments and right-of-use (“ROU”) assets representing its right to use the underlying assets for the lease term. The lease terms include periods covered by options to extend or terminate the lease that the Group is reasonably certain to exercise. The Group uses its incremental borrowing rates at the lease commencement to determine the lease liability, which is measured at the present value of future lease payments, when the rate implicit in the lease is not readily determinable. The Group has elected not to separate lease and non-lease components of a contract that is or contains a lease for its equipment leases. The Group has elected not to recognize ROU assets and liabilities for leases with terms of twelve months or less. For operating leases, the ROU assets and related liabilities are included in Other assets and Other liabilities, respectively, on the consolidated balance sheets. Expenses are recognized on a straight-line basis over the lease term and are included in Occupancy expenses on the consolidated statements of income. Variable lease payments not included in the ROU assets or the lease liabilities are recognized as incurred in Occupancy expenses. For finance leases, ROU assets and related liabilities are included in Premises and equipment and Long-term debt, respectively, on the consolidated balance sheets.